                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ] Amendment Number : _________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Enceladus Investment Management, LLC
Address: 2626 Cole Avenue
         Suite 705
         Dallas, Texas 75204

Form 13F File Number: 28-12874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  R. Kevin Hardage
Title: Manager and Chief Compliance Officer
Phone: (214) 468-0104

Signature, Place, and Date of Signing:


/s/ R. Kevin Hardage                  Dallas, TX               August 14, 2008
-------------------------         ------------------         -------------------
     (Signature)                    (City, State)                   (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:       110
Form 13F Information Table Value Total:   157,575 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

2ND QTR 2008

          COLUMN 1                COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ------------------ --------- -------- ------------------------ ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                  TITLE OF                  VALUE  SHRS OR                  INVESTMENT   OTHER  -------------------
       NAME OF ISSUER               CLASS         CUSIP    (X1000) PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS SOLE SHARED   NONE
---------------------------- ------------------ --------- -------- ------- ------- -------- ---------- -------- ---- ------ -------
3M CO                               COM         88579Y101     666    9,568    SH      --       SOLE       --     --    --     9,568
ABBOTT LABS                         COM         002824100     636   12,000    SH      --       SOLE       --     --    --    12,000
ABM INDUSTRIES INC                  COM         000957100     465   20,900    SH      --       SOLE       --     --    --    20,900
ADOBE SYSTEMS INC                   COM         00724F101     209    5,300    SH      --       SOLE       --     --    --     5,300
ADVANCED MEDICAL OPTICS INC         COM         00763M108     231   12,300    SH      --       SOLE       --     --    --    12,300
AFLAC INC                           COM         001055102   1,595   25,400    SH      --       SOLE       --     --    --    25,400
AIR PRODUCTS & CHEMICALS INC        COM         009158106     539    5,451    SH      --       SOLE       --     --    --     5,451
ALLERGAN INC                        COM         018490102   1,169   22,450    SH      --       SOLE       --     --    --    22,450
AMERICA MOVIL SAB DE CV      SPONS ADR L SHARES 02364W105   1,672   31,700    SH      --       SOLE       --     --    --    31,700
AMGEN INC                           COM         031162100   1,080   22,900    SH      --       SOLE       --     --    --    22,900
ANADARKO PETROLEUM CORP             COM         032511107   1,228   16,412    SH      --       SOLE       --     --    --    16,412
ANHEUSER-BUSCH COS INC              COM         035229103   1,735   27,925    SH      --       SOLE       --     --    --    27,925
AON CORP                            COM         037389103     464   10,100    SH      --       SOLE       --     --    --    10,100
APACHE CORP                         COM         037411105     890    6,400    SH      --       SOLE       --     --    --     6,400
AT&T INC                            COM         00206R102     220    6,516    SH      --       SOLE       --     --    --     6,516
ATMOS ENERGY CORP                   COM         049560105     292   10,600    SH      --       SOLE       --     --    --    10,600
AUTOMATIC DATA PROCESSING
   INC                              COM         053015103   2,124   50,694    SH      --       SOLE       --     --    --    50,694
BANK OF AMERICA CORP                COM         060505104   1,510   63,241    SH      --       SOLE       --     --    --    63,241
BARR PHARMACEUTICALS INC            COM         068306109   1,977   43,850    SH      --       SOLE       --     --    --    43,850
BECTON DICKINSON & CO               COM         075887109     618    7,600    SH      --       SOLE       --     --    --     7,600
BERKSHIRE HATHAWAY INC DEL          CL B        084670207   3,860      962    SH      --       SOLE       --     --    --       962
BP PLC                         SPONSORED ADR    055622104     750   10,784    SH      --       SOLE       --     --    --    10,784
BROADRIDGE FINANCIAL
   SOLUTIONS INC                    COM         11133T103     213   10,100    SH      --       SOLE       --     --    --    10,100
CADBURY PLC                      SPONS ADR      12721E102   1,977   39,282    SH      --       SOLE       --     --    --    39,282
CARBO CERAMICS INC                  COM         140781105   3,198   54,800    SH      --       SOLE       --     --    --    54,800
CHESAPEAKE ENERGY CORP              COM         165167107     396    6,000    SH      --       SOLE       --     --    --     6,000
CHEVRON CORP NEW                    COM         166764100     300    3,025    SH      --       SOLE       --     --    --     3,025
CHUBB CORP                          COM         171232101   2,455   50,088    SH      --       SOLE       --     --    --    50,088
CISCO SYSTEMS INC                   COM         17275R102   1,449   62,289    SH      --       SOLE       --     --    --    62,289
CITIGROUP INC                       COM         172967101     509   30,398    SH      --       SOLE       --     --    --    30,398
COCA COLA CO                        COM         191216100     843   16,219    SH      --       SOLE       --     --    --    16,219
COLGATE PALMOLIVE CO                COM         194162103     238    3,450    SH      --       SOLE       --     --    --     3,450
COMCAST CORP NEW                    CL A        20030N101     621   32,722    SH      --       SOLE       --     --    --    32,722
CONOCOPHILLIPS                      COM         20825C104     225    2,384    SH      --       SOLE       --     --    --     2,384
COSTCO WHOLESALE CORP NEW           COM         22160K105     619    8,825    SH      --       SOLE       --     --    --     8,825
CULLEN FROST BANKERS INC            COM         229899109     695   13,950    SH      --       SOLE       --     --    --    13,950
CVS/CAREMARK CORP                   COM         126650100   2,154   54,425    SH      --       SOLE       --     --    --    54,425
DELL INC                            COM         24702R101   1,215   55,525    SH      --       SOLE       --     --    --    55,525
DEVON ENERGY CORP NEW               COM         25179M103   1,631   13,575    SH      --       SOLE       --     --    --    13,575
DIEBOLD INC                         COM         253651103     381   10,700    SH      --       SOLE       --     --    --    10,700
DOMINION RESOURCES INC VA
   NEW                              COM         25746U109     778   16,392    SH      --       SOLE       --     --    --    16,392
DR PEPPER SNAPPLE GROUP INC         COM         26813E109     632   30,124    SH      --       SOLE       --     --    --    30,124
DUKE REALTY CORP                  COM NEW       264411505     772   34,404    SH      --       SOLE       --     --    --    34,404
DUN & BRADSTREET CORP DEL
   NEW                              COM         26483E100     201    2,290    SH      --       SOLE       --     --    --     2,290
EMC CORP MASS                       COM         268648102     162   11,000    SH      --       SOLE       --     --    --    11,000
EMERSON ELECTRIC CO                 COM         291011104   1,981   40,060    SH      --       SOLE       --     --    --    40,060
ENDO PHARMACEUTICALS HLDGS
   INC                              COM         29264F205   2,326   96,150    SH      --       SOLE       --     --    --    96,150

                           FORM 13F INFORMATION TABLE

2ND QTR 2008

          COLUMN 1                COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ------------------ --------- -------- ------------------------ ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                  TITLE OF                  VALUE  SHRS OR                  INVESTMENT   OTHER  -------------------
       NAME OF ISSUER               CLASS         CUSIP    (X1000) PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS SOLE SHARED   NONE
---------------------------- ------------------ --------- -------- ------- ------- -------- ---------- -------- ---- ------ -------
ENTERGY CORP NEW                    COM         29364G103     596    4,950    SH      --       SOLE       --     --    --     4,950
EXXON MOBIL CORP                    COM         30231G102   3,191   36,204    SH      --       SOLE       --     --    --    36,204
FEI CO                              COM         30241L109     779   34,200    SH      --       SOLE       --     --    --    34,200
FLAMEL TECHNOLOGIES SA           SPONS ADR      338488109     278   27,800    SH      --       SOLE       --     --    --    27,800
GENERAL DYNAMICS CORP               COM         369550108     236    2,800    SH      --       SOLE       --     --    --     2,800
GENERAL ELECTRIC CO                 COM         369604103   1,601   59,975    SH      --       SOLE       --     --    --    59,975
GOLDMAN SACHS GROUP INC             COM         38141G104     861    4,920    SH      --       SOLE       --     --    --     4,920
HEADWATERS INC                      COM         42210P102     189   16,100    SH      --       SOLE       --     --    --    16,100
HELIX ENERGY SOLUTIONS GROUP
   INC                              COM         42330P107   1,807   43,400    SH      --       SOLE       --     --    --    43,400
HEWLETT-PACKARD CO                  COM         428236103   1,089   24,627    SH      --       SOLE       --     --    --    24,627
HOLLY CORP                     COM PAR $0.01    435758305  24,343  659,350    SH      --       SOLE       --     --    --   659,350
INTEL CORP                          COM         458140100   1,860   86,598    SH      --       SOLE       --     --    --    86,598
INTERNATIONAL BUSINESS
   MACHINES CORP                    COM         459200101   1,199   10,117    SH      --       SOLE       --     --    --    10,117
ISHARES TR                     FTSE XNHUA IDX   464287184   1,480   11,315    SH      --       SOLE       --     --    --    11,315
ISHARES INC                      MCSI JAPAN     464286848     592   47,450    SH      --       SOLE       --     --    --    47,450
ISHARES INC                    MSCI PAC J IDX   464286665   1,403   10,310    SH      --       SOLE       --     --    --    10,310
ISHARES TR                     RUSSELL1000VAL   464287598     420    6,085    SH      --       SOLE       --     --    --     6,085
JOHNSON & JOHNSON                   COM         478160104   1,135   17,640    SH      --       SOLE       --     --    --    17,640
JOS A BANK CLOTHIERS INC            COM         480838101   1,497   55,975    SH      --       SOLE       --     --    --    55,975
JPMORGAN CHASE & CO                 COM         46625H100     835   24,350    SH      --       SOLE       --     --    --    24,350
L-3 COMMUNICATIONS HOLDINGS
   INC                              COM         502424104     407    4,475    SH      --       SOLE       --     --    --     4,475
LIBERTY GLOBAL INC               COM SER A      530555101     814   25,900    SH      --       SOLE       --     --    --    25,900
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104     423   28,650    SH      --       SOLE       --     --    --    28,650
LOWES COS INC                       COM         548661107   2,112  101,788    SH      --       SOLE       --     --    --   101,788
MEDTRONIC INC                       COM         585055106   5,853  113,094    SH      --       SOLE       --     --    --   113,094
MERCK & CO INC                      COM         589331107     349    9,267    SH      --       SOLE       --     --    --     9,267
METAVANTE TECHNOLOGIES INC          COM         591407101     864   38,194    SH      --       SOLE       --     --    --    38,194
MICROSOFT CORPORATION               COM         594918104   2,176   79,082    SH      --       SOLE       --     --    --    79,082
MILLIPORE CORP                      COM         601073109     628    9,250    SH      --       SOLE       --     --    --     9,250
NOKIA CORP                      SPONSORED ADR   654902204     528   21,550    SH      --       SOLE       --     --    --    21,550
NOVARTIS AG                     SPONSORED ADR   66987V109   2,960   53,775    SH      --       SOLE       --     --    --    53,775
OCCIDENTAL PETROLEUM CORP
   DEL                              COM         674599105   3,763   41,875    SH      --       SOLE       --     --    --    41,875
OMNICOM GROUP INC                   COM         681919106     450   10,032    SH      --       SOLE       --     --    --    10,032
PEPSICO INC                         COM         713448108   2,835   44,579    SH      --       SOLE       --     --    --    44,579
PFIZER INC                          COM         717081103     851   48,726    SH      --       SOLE       --     --    --    48,726
POWERSHARES ETF TRUST          WATER RESOURCE   73935X575     418   20,200    SH      --       SOLE       --     --    --    20,200
PRAXAIR INC                         COM         74005P104   1,899   20,150    SH      --       SOLE       --     --    --    20,150
PRICE T ROWE GROUP INC              COM         74144T108   3,236   57,305    SH      --       SOLE       --     --    --    57,305
PROCTER & GAMBLE CO                 COM         742718109   1,845   30,340    SH      --       SOLE       --     --    --    30,340
RENAISSANCERE HOLDINGS LTD          COM         G7496G103     685   15,325    SH      --       SOLE       --     --    --    15,325
SCHLUMBERGER LTD                    COM         806857108     878    8,175    SH      --       SOLE       --     --    --     8,175
SONIC CORP                          COM         835451105   1,515  102,377    SH      --       SOLE       --     --    --   102,377
SONOCO PRODUCTS CO                  COM         835495102     251    8,100    SH      --       SOLE       --     --    --     8,100
SOUTHERN CO                         COM         842587107     608   17,400    SH      --       SOLE       --     --    --    17,400
SOUTHWEST AIRLINES CO               COM         844741108   3,060  234,649    SH      --       SOLE       --     --    --   234,649
STRYKER CORP                        COM         863667101     503    8,000    SH      --       SOLE       --     --    --     8,000
SYSCO CORP                          COM         871829107   1,353   49,165    SH      --       SOLE       --     --    --    49,165
TARGET CORP                         COM         87612E106   1,771   38,100    SH      --       SOLE       --     --    --    38,100
TEXAS INSTRUMENTS INC               COM         882508104     523   18,568    SH      --       SOLE       --     --    --    18,568
TIFFANY & CO                        COM         886547108   1,642   40,299    SH      --       SOLE       --     --    --    40,299

                           FORM 13F INFORMATION TABLE

2ND QTR 2008

          COLUMN 1                COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ------------------ --------- -------- ------------------------ ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                  TITLE OF                  VALUE  SHRS OR                  INVESTMENT   OTHER  -------------------
       NAME OF ISSUER               CLASS         CUSIP    (X1000) PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS SOLE SHARED   NONE
---------------------------- ------------------ --------- -------- ------- ------- -------- ---------- -------- ---- ------ -------
UNITED PARCEL SERVICE INC           CL B        911312106   1,344   21,870    SH      --       SOLE       --     --    --    21,870
UNITED TECHNOLOGIES CORP            COM         913017109     343    5,555    SH      --       SOLE       --     --    --     5,555
VALERO ENERGY CORP NEW              COM         91913Y100     543   13,175    SH      --       SOLE       --     --    --    13,175
VERIZON COMMUNICATIONS INC          COM         92343V104     678   19,161    SH      --       SOLE       --     --    --    19,161
VIACOM INC NEW                      CL B        92553P201     799   26,173    SH      --       SOLE       --     --    --    26,173
WAL-MART STORES INC                 COM         931142103   2,202   39,175    SH      --       SOLE       --     --    --    39,175
WASTE MGMT INC DEL                  COM         94106L109   2,664   70,650    SH      --       SOLE       --     --    --    70,650
WEATHERFORD INTL LTD                COM         G95089101   1,147   23,124    SH      --       SOLE       --     --    --    23,124
WESTERN UNION CO                    COM         959802109   1,979   80,050    SH      --       SOLE       --     --    --    80,050
WHOLE FOODS MARKET INC              COM         966837106     294   12,400    SH      --       SOLE       --     --    --    12,400
WYETH                               COM         983024100     300    6,248    SH      --       SOLE       --     --    --     6,248
XTO ENERGY INC                      COM         98385X106   3,061   44,682    SH      --       SOLE       --     --    --    44,682
ZIMMER HOLDINGS INC                 COM         98956P102   1,735   25,500    SH      --       SOLE       --     --    --    25,500